Cash and cash equivalents (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure Of Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents	₨ 400,971	$ 5,455	₨ 332,605	₨ 313,057
Cash and cash equivalents	₨ 5,101,083	$ 69,398	₨ 2,318,480	₨ 1,934,918